UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31,

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — 19.4%
Airlines — 0.1%
Southwest Airlines Co.
$400,000	7.875%	09/01/07	$400,582

Banks — 4.3%
Bank of America Corp.
975,000	7.400	01/15/11	1,036,763
Citigroup, Inc.
325,000	5.250	02/27/12	321,478
Credit Suisse First Boston New York(a)
2,000,000	6.500	05/01/08	2,013,744
Huntington National Bank
1,750,000	4.650	06/30/09	1,730,362
Keybank National Association
1,100,000	7.300	05/01/11	1,180,836
Popular North America, Inc.
1,200,000	5.200	12/12/07	1,197,283
Union Planters Corp.
1,500,000	7.750	03/01/11	1,615,805
Wachovia Bank NA
250,000	5.800	12/01/08	251,526
Washington Mutual, Inc.
2,000,000	4.000	01/15/09	1,958,886
450,000	5.500	08/24/11	447,243
Wells Fargo & Co.
500,000	3.120	08/15/08	486,343

			12,240,269

Brokerage — 4.3%
Credit Suisse First Boston Mortgage Securities, Inc.
2,975,000	4.125	01/15/10	2,892,176
Lehman Brothers Holdings, Inc.(b)
4,000,000	5.500	05/25/10	3,984,920
Morgan Stanley
5,000,000	4.000	01/15/10	4,837,689
375,000	5.625	01/09/12	373,166

			12,087,951

Construction Machinery — 0.7%
John Deere Capital Corp.
2,000,000	5.400	04/07/10	2,007,440

Energy — 0.1%
Conoco Funding Co.
275,000	6.350	10/15/11	284,673

Health Care Services — 0.1%
WellPoint, Inc.
200,000	3.750	12/14/07	198,625

Life Insurance — 3.8%
AXA Financial, Inc.
2,125,000	7.750	08/01/10	2,273,802
Genworth Financial, Inc.
2,000,000	5.231	05/16/09	1,998,044
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,440,410

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
Protective Life Secured Trusts
$350,000	3.700%	11/24/08	$343,122
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,670,258

			10,725,636

Media — Non Cable — 0.1%
Deutsche Telekom International Finance BV
370,000	3.875	07/22/08	365,004

Noncaptive-Financial — 3.9%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,484,674
1,000,000	4.000	03/15/11	953,072
Countrywide Home Loans, Inc.
1,325,000	4.000	03/22/11	1,225,298
General Electric Capital Corp.
550,000	4.125	09/01/09	537,781
HSBC Finance Corp.
7,000,000	4.125	11/16/09	6,793,017

			10,993,842

REIT — 0.7%
Simon Property Group LP
325,000	6.375	11/15/07	325,449
Westfield Capital Corp Ltd.(a)
1,825,000	4.375	11/15/10	1,767,567

			2,093,016

Wireless Telecommunications — 0.1%
Vodafone Group PLC
200,000	5.350	02/27/12	196,419

Wirelines Telecommunications — 1.2%
Ameritech Capital Funding
375,000	6.250	05/18/09	380,217
AT&T, Inc.
1,375,000	4.125	09/15/09	1,340,246
Deutsche Telekom International Finance BV
1,500,000	8.000	06/15/10	1,602,314

			3,322,777

TOTAL CORPORATE BONDS			$54,916,234

Agency Debentures — 23.9%
FFCB
$8,500,000	4.150%		04/07/11	$8,235,539
FHLB
6,730,000	4.500		08/24/07	6,726,124
7,000,000	4.000	(b)	12/03/07	6,954,095
8,800,000	3.950		02/15/08	8,737,414
10,000,000	4.500	(b)	03/07/08	9,983,601
FHLMC
15,000,000	4.250		06/23/08	14,885,490
FNMA
5,000,000	5.500		01/15/08	5,003,930

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
FNMA — (continued)
$6,000,000	5.125%	09/02/08	$6,004,776
1,350,000	4.250	08/15/10	1,321,518

TOTAL AGENCY DEBENTURES			$67,852,487

Asset-Backed Securities — 8.5%
Autos — 4.8%
AmeriCredit Automobile Receivables Trust Series 2005-DA, Class A3
$474,721	4.870%	12/06/10	$473,565
AmeriCredit Automobile Receivables Trust Series 2006-AF, Class A3
2,000,000	5.560	09/06/11	2,005,000
Banc of America Securities Auto Trust Series 2006-G1, Class A3
375,000	5.180	06/18/10	374,942
Capital One Auto Finance Trust Series 2006-A, Class A3
3,500,000	5.330	11/15/10	3,499,141
Carmax Auto Owner Trust Series 2005-2, Class A3
418,588	4.210	01/15/10	416,391
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
625,000	5.110	04/15/14	623,556
Daimler Chrysler Auto Trust Series 2006-D, Class A3
500,000	4.980	02/08/11	498,040
Ford Credit Auto Owner Trust Series 2005-C, Class A3
361,841	4.300	08/15/09	360,316
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
750,000	5.350	03/15/13	752,863
Household Automotive Trust Series 2005-2, Class A3
313,565	4.370	05/17/10	312,016
Long Beach Auto Receivables Trust Series 2005-A, Class A3
364,259	4.080	06/15/10	361,961
Long Beach Auto Receivables Trust Series 2006-A, Class A4
2,500,000	5.500	05/15/13	2,517,188
National City Auto Receivables Trust Series 2004-A, Class A4
244,776	2.880	05/15/11	241,208
Nissan Auto Receivables Owner Trust Series 2006-B, Class A3
350,000	5.160	02/15/10	349,676
Triad Auto Receivables Owner Trust Series 2004-A, Class A4
384,968	4.280	09/13/10	374,688
World Omni Auto Receivables Trust Series 2005-A, Class A4
550,000	3.820	11/12/11	542,338

			13,702,889

Credit Card — 1.0%
Bank of America Credit Card Trust Series 2006-A16, Class A16
425,000	4.720	05/15/13	418,884
Citibank Credit Card Issuance Trust Series 2003-A3, Class A3
400,000	3.100	03/10/10	394,852
Citibank Credit Card Issuance Trust Series 2005-B1, Class B1
750,000	4.400	09/15/10	741,997
Discover Card Master Trust I Series 2003-2, Class B
500,000	3.850	08/15/10	495,547
MBNA Credit Card Master Note Trust Series 2005-A7, Class A7
750,000	4.300	02/15/11	742,410

			2,793,690

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Franchise — 0.0%
Atherton Franchisee Loan Funding Series 1998-A, Class A2
$3,236	6.720%	05/15/20	$3,228

Home Equity(b) — 2.3%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
279,885	5.400	01/25/37	279,823
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
48,075	6.745	06/25/28	45,881
Centex Home Equity Series 2004-D, Class MV3
750,000	6.320	09/25/34	733,863
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
344,511	5.370	04/25/37	344,432
Countrywide Home Equity Loan Trust Series 2007-B, Class A
2,266,803	5.470	09/25/32	2,261,265
Countrywide Home Equity Loan Trust Series 2007-C, Class A
2,320,142	5.470	05/15/37	2,314,491
Fremont Home Loan Trust Series 2005-E, Class 2A2
218,515	5.490	01/25/36	218,534
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
300,000	6.820	05/25/34	298,039

			6,496,328

Manufactured Housing — 0.3%
CNH Equipment Trust Series 2006-A, Class A3
700,000	5.200	08/16/10	700,212
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
120,537	4.350	05/15/14	114,298

			814,510

Student Loan — 0.1%
GCO Slims Trust Series 2006-1A Class Note
329,504	5.720	03/01/22	324,562

TOTAL ASSET-BACKED SECURITIES			$24,135,207

U.S. Treasury Obligations(c) — 2.8%
United States Treasury Note
$3,600,000	4.500%	04/30/09	$3,593,250
645,000	4.750	01/31/12	649,167
120,000	4.625	02/29/12	120,131
3,635,000	4.500	04/30/12	3,618,246

			7,980,794

TOTAL U.S. TREASURY OBLIGATIONS			$7,980,794

Repurchase Agreement(d) — 40.2%
Joint Repurchase Agreement Account II
$113,900,000	5.301%	08/01/07	$113,900,000
Maturity Value: $113,916,772

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$268,784,722

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

		Interest
Shares	Description	Rate	Value
Securities Lending Collateral(b) — 2.9%
8,224,219	Securities Lending Quality Trust	5.250%	$8,224,219

TOTAL INVESTMENTS — 97.7%			$277,008,941

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%			6,654,006

NET ASSETS — 100.0%			$283,662,947

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 6,221,721, which represents approximately 2.2% of net assets as of July 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(c) All or a portion of security is on loan.

(d) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	282	September 2007	$66,781,125	$(118,859)
Eurodollars	60	December 2007	14,235,750	35,046
Eurodollars	60	March 2008	14,259,000	50,796
2 Year U.S. Treasury Notes	(48)	September 2007	(9,837,000)	(68,477)
5 Year U.S. Treasury Notes	(241)	September 2007	(25,417,969)	(426,632)

TOTAL			$60,020,906	$(528,126)

INTEREST RATE SWAP CONTRACT — At July 31, 2007, the Fund had an outstanding swap contract with the following terms:

Rate Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

JPMorgan Securities, Inc.	$20,000	02/17/11	3 month LIBOR	5.091%	$(182,794)

LIBOR — London Interbank Offered Rate

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$278,213,602

Gross unrealized gain	430,965
Gross unrealized loss	(1,635,626)

Net unrealized security loss	$(1,204,661)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 65.3%
Adjustable Rate FHLMC(a) — 6.6%
$111,414	5.642%	08/01/16	$111,909
141,020	6.078	08/01/18	141,592
122,380	5.804	11/01/18	124,853
675,763	5.893	11/01/18	681,929
37,374	6.033	02/01/19	37,496
34,269	7.312	02/01/19	34,605
104,840	5.626	03/01/19	105,233
51,204	6.340	03/01/19	51,448
111,082	5.337	06/01/19	111,494
101,579	6.239	07/01/19	101,977
1,561,759	6.279	11/01/19	1,566,967
1,328,611	7.142	11/01/19	1,376,117
135,849	5.683	01/01/20	136,760
149,718	5.626	05/01/21	150,346
40,385	6.166	01/01/25	41,384
108,179	5.626	10/01/26	108,489
1,229,808	6.681	08/01/28	1,264,813
787,927	7.408	05/01/29	797,045
87,103	5.626	06/01/29	87,520
90,037	6.450	09/01/29	90,700
2,885,200	7.251	03/01/30	2,954,953
114,751	5.646	04/01/30	114,999
145,410	5.632	06/01/30	146,363
379,741	7.500	12/01/30	381,411
7,862	7.143	01/01/31	7,946
134,533	5.628	02/01/31	135,358
29,622	6.957	05/01/31	29,839
38,119	5.972	06/01/31	38,523
15,923	7.377	11/01/31	16,039
4,330,242	7.378	12/01/31	4,460,240
2,687,980	7.554	12/01/31	2,751,411
16,747	7.375	10/01/32	16,804
9,130	6.983	02/01/33	9,215
2,064,389	3.946	07/01/33	2,065,416
2,773,168	3.893	09/01/33	2,746,406
124,032	4.391	11/01/33	122,852
1,073,090	5.893	05/01/35	1,084,466
5,832,666	4.582	08/01/35	5,744,622

			29,949,540

Adjustable Rate FNMA(a) — 22.1%
813,471	6.761	04/01/17	840,150
135,929	5.549	08/01/17	136,002
220,095	5.474	09/01/17	220,263
131,781	5.549	09/01/17	131,808
64,443	6.812	11/01/17	64,769
62,438	5.645	12/01/17	62,603
63,453	6.152	12/01/17	63,759
174,812	5.483	03/01/18	174,946
477,916	5.727	03/01/18	479,230
1,728,424	5.728	07/01/18	1,733,179
204,037	5.573	10/01/18	203,307
170,852	5.626	10/01/18	171,111
86,773	5.627	10/01/18	87,005
535,146	5.867	10/01/18	539,525
261,890	6.663	10/01/18	264,795
12,739	6.578	11/01/18	12,774

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$75,825	5.875%	12/01/18	$76,155
235,527	5.625	01/01/19	236,080
43,859	5.622	04/01/19	44,015
771,038	6.019	04/01/19	776,130
450,536	5.549	05/01/19	451,637
1,841,789	5.625	05/01/19	1,853,831
394,684	5.874	06/01/19	396,426
283,618	6.030	06/01/19	286,310
294,083	7.087	07/01/19	303,434
556,753	5.875	08/01/19	561,438
638,553	6.023	08/01/19	642,775
43,459	6.405	09/01/19	43,731
19,036	7.180	09/01/19	19,174
57,629	5.858	11/01/19	57,883
2,444,015	7.392	11/01/19	2,517,926
27,356	5.875	04/01/20	27,592
772,828	7.420	05/01/20	800,238
714,092	5.625	06/01/20	718,895
216,888	5.867	06/01/20	218,663
352,755	5.872	11/01/20	355,723
769,291	6.022	12/25/20	768,423
475,681	6.109	03/01/21	480,867
172,837	7.032	09/01/21	174,360
113,144	6.080	12/01/21	114,515
1,907,301	6.012	01/01/22	1,947,002
59,094	7.188	02/01/22	61,229
172,926	6.006	05/20/22	175,285
5,246,952	6.817	12/01/22	5,278,390
414,815	7.112	02/01/23	417,477
12,186	6.219	12/01/23	12,289
936,073	7.262	01/01/24	945,666
879,275	7.300	03/01/24	905,364
9,070,827	5.886	04/01/24	9,145,231
846,118	5.876	06/20/24	860,293
43,424	6.126	08/01/24	43,957
324,299	6.829	01/01/25	334,951
504,724	6.994	02/01/27	506,695
1,806,924	5.370	03/25/27	1,775,016
70,347	5.549	06/01/27	70,850
48,426	5.549	12/01/27	48,772
97,162	5.549	01/01/28	97,912
229,163	7.183	05/01/28	231,416
37,706	7.206	09/01/28	37,899
795,883	6.023	01/01/29	802,484
44,657	5.626	06/01/29	45,005
31,023	5.628	06/01/29	31,265
24,913	7.059	06/01/29	25,075
1,353,238	6.386	05/01/30	1,372,051
5,393	7.760	02/01/31	5,475
101,745	7.244	05/01/31	102,306
322,563	7.125	06/01/31	325,708
1,837,851	5.663	07/01/31	1,867,197
203,377	6.095	08/01/31	205,490
359,406	7.135	08/01/31	363,953
45,500	7.152	08/01/31	45,743
612,009	5.534	11/01/31	616,449
281,160	6.990	12/01/31	283,041
188,565	6.490	01/01/32	193,025
253,723	6.570	02/01/32	252,758
34,511	6.541	03/01/32	34,916
184,887	6.640	03/01/32	184,471

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$1,197,608	7.398%	03/01/32	$1,207,977
896,378	5.544	04/01/32	904,592
134,722	7.125	04/01/32	135,895
89,083	6.740	05/01/32	90,629
54,555	7.250	05/01/32	55,410
320,448	6.367	07/01/32	324,712
34,930	5.400	08/01/32	34,809
358,953	4.759	09/01/32	363,836
43,382	4.819	09/01/32	43,691
981,679	5.168	09/01/32	980,694
57,774	6.612	09/01/32	58,170
53,793	7.073	09/01/32	54,279
37,338	5.402	10/01/32	38,063
84,577	7.273	10/01/32	85,628
16,989	6.996	12/01/32	17,359
731,197	4.999	01/01/33	740,964
1,913,377	4.926	02/01/33	1,922,063
8,525,080	4.713	03/01/33	8,522,499
136,255	3.992	04/01/33	136,337
311,285	4.972	04/01/33	315,978
1,215,066	4.502	05/01/33	1,220,629
7,706,022	4.582	05/01/33	7,769,871
1,714,640	4.623	05/01/33	1,731,400
3,827,234	3.875	07/01/33	3,865,278
3,067,889	4.159	08/01/33	3,079,747
101,021	6.254	08/01/33	102,482
2,895,796	3.845	10/01/33	2,849,296
7,653,833	3.960	12/01/33	7,591,020
268,687	4.260	01/01/34	265,148
51,726	7.170	02/01/34	52,239
3,708,144	4.712	10/01/34	3,673,799
2,338,741	4.367	04/01/35	2,299,995
2,414,804	4.658	10/01/35	2,445,286
47,283	5.553	05/01/36	47,665
14,428	7.150	11/01/38	14,622
267,486	6.429	06/01/40	272,280
1,050,623	6.649	07/01/40	1,068,466
31,958	6.229	02/01/41	32,438

			101,178,799

Adjustable Rate GNMA(a) — 7.6%
4,437,268	3.750	04/20/34	4,413,323
20,561,286	4.500	08/20/34	20,651,514
3,500,037	4.750	08/20/34	3,524,186
6,383,511	4.500	12/20/34	6,372,152

			34,961,175

Adjustable Rate Non-Agency(a) — 3.6%
Bank of America Mortgage Securities Series 2002-J, Class A2
693,975	4.879	09/25/32	691,309
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
98,746	6.832	08/25/33	100,069
Chase Mortgage Finance Corp. Series 2007-A-1, Class 5A1
947,121	4.171	02/25/37	930,787
Countrywide Home Loans Series 2003-37, Class 1A1
77,893	5.942	08/25/33	78,175

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
$2,175,964	5.100%	03/25/33	$2,172,234
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
877,539	6.606	08/25/34	893,899
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
959,918	4.202	07/25/35	944,156
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
938,702	4.764	07/25/35	929,881
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
943,247	4.071	07/25/35	926,598
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
922,760	4.767	07/25/35	914,067
Sequoia Mortgage Trust Series 2004-10, Class A3A
2,424,007	5.691	11/20/34	2,429,363
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,348,324	4.981	10/25/35	5,304,007

			16,314,545

Commercial Mortgage Backed Securities(a)(b)(c) — 1.1% Interest Only — 1.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
142,041,083	1.053	02/15/35	1,201,256
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2
88,598,000	2.067	03/18/36	3,783,214

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$4,984,470

Collateralized Mortgage Obligations — 6.6% Interest Only(b) — 0.1%
FHLMC Series 2586, Class NX
2,479,420	4.500	08/15/16	232,686
FNMA REMIC Trust Series 1990-145, Class B
1,890	4.961	12/25/20	35,424

			268,110

Inverse Floaters(a) — 0.1%
FHLMC Series 1606, Class SC
625,364	9.540	11/15/08	622,373

Inverse Floating Rate — Interest Only(a)(b) — 0.0%
FNMA REMIC Trust Series 1996-20, Class SB
496,660	9.332	10/25/08	23,555
FNMA Series 1996-40, Class SG
683,164	7.719	03/25/09	31,171

			54,726

Planned Amortization Class — 0.8%
FHLMC Series 1377, Class H
22,507	6.000	09/15/07	22,452

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — (continued)
FHLMC Series 2113, Class TE
$2,402,167	6.000%	01/15/14	$2,428,714
FNMA REMIC Trust Series 1992-193, Class HD
121,544	7.000	11/25/07	121,273
FNMA REMIC Trust Series 1993-225, Class WC
1,140,087	6.500	12/25/13	1,164,136

			3,736,575

Regular Floater(a) — 3.6%
Collateralized Mortgage Securities Corp. Series N, Class 2
315,554	5.960	08/25/17	316,462
FHLMC Series 1509, Class F
993,478	6.375	04/15/08	996,101
FHLMC Series 1606, Class FC
2,295,851	5.193	11/15/08	2,289,504
FHLMC Series 1612, Class FD
241,729	5.193	11/15/08	241,103
FHLMC Series 1661, Class FD
1,475,303	6.875	01/15/09	1,483,413
FHLMC Series 1826, Class F
213,767	5.775	09/15/21	215,773
FHLMC Series 3152, Class NX(d)
2,114,046	0.000	05/15/36	2,200,072
FHLMC Series 3171, Class FL(d)
1,309,735	0.000	01/15/36	1,285,716
FHLMC Series 3211, Class TX(d)
1,950,103	0.000	09/15/36	2,135,204
FNMA REMIC Trust Series 1993-190, Class F
1,236,927	5.343	10/25/08	1,232,449
FNMA REMIC Trust Series 1993-196, Class FD
107,972	5.193	10/25/08	107,537
FNMA REMIC Trust Series 1993-214, Class FA
363,834	6.144	12/25/08	365,386
FNMA REMIC Trust Series 1993-233, Class FA
258,029	5.193	12/25/08	257,882
FNMA Series 1993-231, Class FE
1,125,366	6.244	12/25/08	1,129,914
FNMA Series 1998-66, Class FC
372,420	5.820	11/17/28	375,733
FNMA Series 2001-70, Class OF
1,900,179	6.270	10/25/31	1,948,674

			16,580,923

Sequential Fixed Rate — 1.7%
FHLMC Series 1423, Class FF
398,880	7.000	12/15/07	397,842
FHLMC Series 1720, Class PJ
969,714	7.250	01/15/24	980,617
First Nationwide Trust Series 2001-4, Class 1A1
693,153	6.750	09/21/31	690,850
FNMA REMIC Trust Series 1996-14, Class J
183,092	6.150	03/25/09	183,045

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FNMA Series 1994-72, Class J
$5,282,527	6.000%	06/25/23	$5,285,684

			7,538,038

Support — 0.3%
FHLMC Series 1639, Class M
1,217,407	6.000	12/15/08	1,219,224

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$30,019,969

FHLMC — 4.2%
946,774	7.000	02/01/09	954,497
559,401	7.000	03/01/09	566,026
1,085,920	7.000	04/01/09	1,092,666
509,324	7.000	05/01/09	516,306
520,041	7.000	06/01/09	527,169
287,928	7.500	06/01/09	290,444
197,543	6.500	03/01/13	200,612
381,569	6.500	04/01/13	387,495
187,082	6.500	05/01/13	189,988
403,741	6.500	06/01/13	410,012
836,837	5.000	12/01/13	830,674
968,418	4.000	01/01/14	937,794
2,926,777	8.000	12/01/15	3,032,354
524,031	6.000	05/01/17	527,836
687,712	7.000	04/01/21	712,868
371,568	7.000	08/01/21	385,159
2,603,407	7.000	03/01/22	2,694,925
949,526	7.000	05/01/22	982,905
3,979,890	7.000	06/01/22	4,119,797
42,356	7.000	12/01/25	43,891

			19,403,418

FNMA — 13.4%
5,763,465	4.000	05/01/10	5,584,871
6,453,688	4.000	06/01/10	6,253,707
1,200,639	6.000	09/01/11	1,205,446
1,468,629	6.500	04/01/12	1,499,090
3,250,318	6.000	05/01/12	3,264,271
691,246	6.500	05/01/12	705,759
2,217,960	6.000	06/01/12	2,227,481
691,516	6.500	06/01/12	706,371
10,880,208	5.500	01/01/13	10,826,723
2,501,628	4.500	08/01/13	2,452,342
10,950,504	4.500	09/01/13	10,745,081
1,209,902	8.000	01/01/16	1,264,429
859,554	7.000	03/01/17	887,322
329,284	7.000	05/01/17	339,922
9,262,018	5.500	03/01/18	9,187,696
1,180,825	5.500	04/01/18	1,171,350
344,880	7.000	07/01/21	358,950
545,380	7.000	11/01/21	567,630
292,823	7.000	12/01/21	304,770
449,010	7.000	01/01/22	467,328
104,270	7.000	02/01/22	108,524
305,272	7.000	01/01/28	316,176

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$576,644	6.500%	04/01/33	$586,526

			61,031,765

GNMA — 0.1%
48,658	7.000	12/15/25	51,013
140,298	7.000	04/15/26	146,444
187,596	4.750	02/20/34	187,148

			384,605

TOTAL MORTGAGE-BACKED OBLIGATIONS			$298,228,286

Asset-Backed Security(a) — 0.3%
Home Equity — 0.3%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
$1,387,821	5.540%	12/15/29	$1,387,515

U.S. Treasury Obligations(e) — 12.7%
United States Treasury Inflation Protected Securities
$2,095,662	2.375%	01/15/25	$2,070,940
1,237,152	2.375	01/15/27	1,224,780
United States Treasury Notes
11,100,000	4.875	10/31/08	11,117,338
15,600,000	4.875	08/15/09	15,686,891
9,500,000	4.750	02/15/10	9,543,786
13,600,000	4.875	08/15/16	13,686,633
United States Treasury Principal-Only STRIPS(f)
9,300,000	0.000	11/15/21	4,509,728
100,000	0.000	11/15/26	38,039

TOTAL U.S. TREASURY OBLIGATIONS			$57,878,135

Repurchase Agreement(g) — 19.2%
Joint Repurchase Agreement Account II
$87,900,000	5.301%	08/01/07	$87,900,000
Maturity Value: $87,912,943

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$445,393,936

Shares	Description	Interest Rate	Value
Securities Lending Collateral(a) — 8.4%
38,238,231	Securities Lending Quality Trust	5.250%	$38,238,231

TOTAL INVESTMENTS — 105.9%			$483,632,167

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%			(26,755,271)

NET ASSETS — 100.0%			$456,876,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 4,984,470, which represents approximately 1.1% of net assets as of July 31, 2007.

(d) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e) All or a portion of security is on loan.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	292	September 2007	$69,149,250	$50,107
Eurodollars	323	December 2007	76,635,788	(15,222)
Eurodollars	3	March 2008	712,950	(85)
Eurodollars	2	June 2008	475,725	418
U.S. Treasury Bond	244	September 2007	26,855,250	478,356
2 Year U.S. Treasury Notes	(240)	September 2007	(49,185,000)	(225,747)
5 Year U.S. Treasury Notes	(532)	September 2007	(56,109,375)	(92,997)
10 Year U.S. Treasury Notes	(963)	September 2007	(103,447,266)	(172,241)

TOTAL			$(34,912,678)	$22,589

INTEREST RATE SWAP CONTRACTS — At July 31, 2007 the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$30,000	02/17/11	3 month LIBOR	5.091%	$—	$88,712
Banc of America Securities LLC(a)	19,200	12/19/12	5.000%	3 month LIBOR	(253,352)	2,467
Banc of America Securities LLC(a)	11,100	12/19/12	3 month LIBOR	5.000	328,020	(194,187)
Bear Stearns & Co., Inc.(a)	12,900	12/19/12	5.000	3 month LIBOR	(173,522)	17,987
Deutsche Bank Securities, Inc.(a)	14,900	12/19/12	5.000	3 month LIBOR	(204,289)	9,130
JPMorgan Securities, Inc.(a)	14,500	12/19/12	3 month LIBOR	5.000	377,873	(203,047)
Bear Stearns & Co., Inc.(a)	19,600	12/19/14	5.000	3 month LIBOR	(495,054)	—
JPMorgan Securities, Inc.(a)	78,100	12/19/14	5.000	3 month LIBOR	(3,154,461)	1,387,603
Banc of America Securities LLC	41,000	11/12/19	3 month LIBOR	5.069	—	1,852,335
Bear Stearns & Co., Inc.(a)	2,800	12/19/37	5.250	3 month LIBOR	(194,761)	14,509

TOTAL					$(3,769,546)	$2,975,509

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.

LIBOR — London Interbank Offered Rate

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$495,342,115

Gross unrealized gain	3,312,902
Gross unrealized loss	(15,022,850)

Net unrealized security loss	$(11,709,948)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 48.6%
Adjustable Rate FHLMC(a) — 7.9%
$244,730	5.770%	05/01/18	$243,322
170,204	5.853	10/01/25	171,621
1,354,636	3.270	09/01/33	1,330,801
2,566,390	3.320	09/01/33	2,515,736
1,875,562	3.531	09/01/33	1,860,097
345,175	3.832	09/01/33	340,494
10,849,840	4.140	09/01/34	10,856,591
646,370	4.462	10/01/34	639,855
432,864	4.328	11/01/34	426,254
1,229,939	4.371	11/01/34	1,211,128
404,623	4.382	11/01/34	398,699
609,209	4.476	11/01/34	599,418
5,470,145	4.815	11/01/34	5,476,950
723,207	4.377	01/01/35	711,809
2,789,041	4.406	01/01/35	2,748,046
842,142	4.339	02/01/35	829,774
553,528	4.361	02/01/35	545,335
1,317,510	4.430	02/01/35	1,298,197
363,667	4.433	02/01/35	358,013
719,212	4.441	02/01/35	707,058
773,194	4.451	02/01/35	764,379
915,875	4.509	02/01/35	901,929
6,435,514	4.198	03/01/35	6,476,858
89,297	4.425	03/01/35	87,986
3,900,438	4.164	04/01/35	3,862,797
14,343,904	4.455	06/01/35	14,187,535
5,702,954	4.847	08/01/35	5,709,907
3,331,176	4.536	11/01/35	3,247,555

			68,508,144

Adjustable Rate FNMA(a) — 16.9%
334,591	6.884	11/01/17	335,613
489,057	5.949	02/01/18	494,845
224,994	6.890	06/01/18	231,979
383,284	7.420	05/01/20	396,878
221,793	5.843	01/01/23	226,388
1,038,092	6.994	02/01/27	1,042,146
9,780,203	4.895	11/25/28	9,823,706
10,855,240	5.976	08/01/29	10,964,090
372,702	5.526	07/01/32	375,987
591,598	5.637	07/01/32	596,239
1,471,494	5.296	01/01/33	1,471,701
53,966	4.609	03/01/33	53,347
9,555,918	4.241	05/01/33	9,537,822
564,835	4.670	06/01/33	558,560
413,404	4.566	07/01/33	408,983
1,709,690	3.901	08/01/33	1,717,566
5,512,848	5.549	08/01/33	5,553,240
55,903	3.666	09/01/33	55,849
3,619,745	3.845	10/01/33	3,561,620
49,856	4.004	12/01/33	49,636
6,194,791	4.400	02/01/34	6,218,687
3,832,728	4.214	03/01/34	3,779,042
167,338	4.401	04/01/34	165,275
3,556,388	4.936	05/01/34	3,558,512
2,044,023	5.016	05/01/34	2,049,789
4,644,348	6.211	06/01/34	4,687,368
6,006,960	4.712	10/01/34	5,951,323
4,621,119	4.753	10/01/34	4,643,695

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate FNMA(a) — (continued)
$226,568	4.768%	10/01/34	$224,498
3,241,732	4.305	11/01/34	3,290,690
1,524,349	4.566	11/01/34	1,503,059
77,172	4.652	11/01/34	76,336
826,864	4.525	12/01/34	813,262
3,185,313	4.529	12/01/34	3,194,327
312,712	4.322	01/01/35	308,358
948,934	4.461	01/01/35	933,958
973,403	4.489	01/01/35	957,557
990,011	4.511	01/01/35	974,647
3,940,083	4.099	02/01/35	3,935,759
1,618,111	4.283	02/01/35	1,618,831
554,220	4.299	02/01/35	546,334
2,177,201	4.438	02/01/35	2,156,544
1,731,675	4.268	03/01/35	1,726,954
811,078	4.416	03/01/35	798,791
6,235,803	5.034	03/01/35	6,248,589
3,777,670	4.126	04/01/35	3,772,980
7,463,555	4.367	04/01/35	7,339,905
1,271,755	4.663	04/01/35	1,256,058
6,341,492	4.673	04/01/35	6,251,045
1,814,287	4.292	05/01/35	1,815,135
4,238,591	4.298	05/01/35	4,229,317
1,249,325	4.409	05/01/35	1,230,022
8,081,031	4.733	08/01/35	8,011,508
5,790,039	4.715	10/01/35	5,739,222

			147,463,572

Adjustable Rate GNMA(a) — 4.6%
6,671,996	3.750	05/20/34	6,636,046
1,579,221	4.500	05/20/34	1,588,115
3,827,657	4.500	07/20/34	3,831,471
3,064,473	4.750	08/20/34	3,085,617
11,477,213	4.500	09/20/34	11,527,794
6,639,893	4.750	09/20/34	6,639,226
2,333,413	4.750	10/20/34	2,341,710
4,063,402	4.750	12/20/34	4,088,240

			39,738,219

Collateralized Mortgage Obligations — 5.6% Interest Only(b) — 0.0%
FHLMC Series 2575, Class IB
2,021,209	5.500	08/15/30	208,278
FHLMC Series 2586, Class NX
1,384,259	4.500	08/15/16	129,908

			338,186

Inverse Floaters(a) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
58,735	13.584	11/25/20	70,706
GNMA Series 2001-59, Class SA
21,121	9.035	11/16/24	22,709

			93,415

IOette(b) — 0.0%
FHLMC Series 1161, Class U
1,381	1,172.807	11/15/21	16,868

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued) Planned Amortization Class — 1.8%
FHLMC Series 1377, Class H
$52,985	6.000%	09/15/07	$52,854
FHLMC Series 1475, Class K
106,977	7.000	02/15/08	106,694
FHLMC Series 1556, Class H
1,232,129	6.500	08/15/13	1,251,195
FHLMC Series 1601, Class PL
359,679	6.000	10/15/08	358,867
FHLMC Series 1606, Class H
567,310	6.000	11/15/08	565,987
FHLMC Series 1916, Class PC
2,692,154	6.750	12/15/11	2,724,112
FHLMC Series 2812, Class OA
279,491	5.000	08/15/20	278,764
FHLMC Series 3028, Class MB
6,352,868	5.000	12/15/26	6,316,689
FNMA Series 1993-207, Class G
854,336	6.150	04/25/23	854,419
FNMA Series 2005-87, Class CL
3,314,728	5.000	10/25/35	3,291,720

			15,801,301

Planned Amortization — Interest Only(c) — 0.0%
FHLMC Series 1587, Class HA
40,163	6.500	10/15/08	1,000

Regular Floater(a) — 1.5%
FHLMC Series 3151, Class KY(c)
3,199,169	0.000	05/15/36	3,326,973
FHLMC Series 3171, Class FL(c)
1,964,603	0.000	01/15/36	1,928,573
FHLMC Series 3211, Class TX(c)
2,925,154	0.000	09/15/36	3,202,806
FNMA Series 1988-12, Class B
228,924	3.602	02/25/18	212,967
FNMA Series 2001-60, Class OF
2,850,268	6.270	10/25/31	2,933,591
FNMA Series 2001-70, Class OF
1,425,134	6.270	10/25/31	1,461,506

			13,066,416

Sequential Fixed Rate — 1.7%
FHLMC Series 108, Class G
604,983	8.500	12/15/20	602,799
FHLMC Series 1429, Class G
50,828	7.000	11/15/07	50,704
FHLMC Series 1564, Class H
614,869	6.500	08/15/08	616,046
FHLMC Series 1655, Class K
3,920,954	6.500	01/15/09	3,911,698
FHLMC Series 1980, Class Z
2,328,289	7.000	07/15/27	2,403,270
FHLMC Series 2019, Class Z
2,376,256	6.500	12/15/27	2,437,367

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations — (continued)
FNMA REMIC Trust Series 1989-66, Class J
$866,704	7.000%	09/25/19	$900,935
FNMA REMIC Trust Series 1990-16, Class E
508,396	9.000	03/25/20	549,158
FNMA REMIC Trust Series 1992-142, Class K
2,684	7.000	08/25/07	2,673
FNMA REMIC Trust Series 1992-33, Class K
1,778,946	8.500	03/25/18	1,848,188
FNMA REMIC Trust Series 1993-052, Class J
483,098	6.500	04/25/08	482,057
FNMA REMIC Trust Series 1993-126, Class PG
618,368	6.500	07/25/08	618,280
FNMA Series 1988-12, Class A
289,970	10.000	02/25/18	322,694
GNMA REMIC Trust Series 1995-3, Class DQ
105,093	8.050	06/16/25	111,989

			14,857,858

Targeted Amortization Class — 0.6%
FHLMC REMIC Trust Series 3291, Class XC(a)(c)
2,096,749	0.000	03/15/37	2,113,608
FNMA REMIC Trust Series 1994-18, Class D
1,937,435	6.750	02/25/24	1,942,177
FNMA REMIC Trust Series 2006-27, Class YF(a)(c)
910,792	0.000	04/25/36	867,125

			4,922,910

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$49,097,954

FHLMC — 5.3%
4,324,681	4.500	05/01/08	4,263,030
11,332	7.000	01/01/09	11,487
12,781	7.000	02/01/09	12,957
10,035	7.000	03/01/09	10,098
15,691	7.000	04/01/09	15,907
21,796	7.000	05/01/09	22,095
27,976	6.500	06/01/10	28,375
354,630	6.500	07/01/10	359,690
44,071	7.000	07/01/10	44,675
699	6.500	08/01/10	709
47,260	7.000	01/01/11	47,553
32,145	7.000	12/01/12	32,782
139,512	6.500	01/01/13	141,679
111,262	6.500	04/01/13	112,990
239,840	6.500	05/01/13	243,566
104,450	6.500	06/01/13	106,072
1,068,665	4.000	09/01/13	1,036,492
71,991	6.500	10/01/13	73,110
1,102,377	4.000	11/01/13	1,068,840
1,255,255	5.000	12/01/13	1,246,011
1,452,627	4.000	01/01/14	1,406,691
1,245,367	4.000	05/01/14	1,204,443
619,185	4.500	06/01/14	606,597
2,425,873	4.500	10/01/14	2,374,436
6,286,169	5.000	10/01/14	6,236,321
1,425,555	4.000	11/01/14	1,375,162

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$2,580,525	4.500%	11/01/14	$2,527,479
1,915,005	4.000	03/01/15	1,845,764
13,171,910	4.500	03/01/15	12,889,825
987,149	4.500	08/01/15	951,541
80,431	8.500	10/01/15	85,645
1,012,726	8.000	12/01/15	1,049,258
41,635	7.000	03/01/16	43,013
238,774	4.500	04/01/18	228,566
359,588	4.500	11/01/18	344,214
484,812	4.500	05/01/19	463,374
1,126,979	4.500	04/01/20	1,078,797
763,531	4.500	08/01/20	730,887
1,867,444	7.000	04/01/22	1,933,091
36,916	7.500	01/01/31	38,494

			46,291,716

FNMA — 8.0%
328	7.000	11/01/07	327
8,846	7.000	12/01/07	8,843
431	7.000	05/01/08	433
132,494	7.000	09/01/08	133,153
1,483	5.500	01/01/09	1,475
2,775	7.000	12/01/09	2,796
6,998,493	4.000	05/01/10	6,781,629
43,663	8.500	05/01/10	44,933
7,314,180	4.000	06/01/10	7,087,534
283	7.000	06/01/10	284
3,373	7.000	08/01/10	3,439
1,758	7.000	01/01/11	1,767
2,540	5.500	04/01/11	2,529
1,859	5.500	07/01/11	1,850
29,616	7.000	07/01/11	30,235
409	7.000	11/01/11	411
4,447,323	5.500	01/01/13	4,425,454
1,906	5.500	04/01/13	1,896
5,589	5.500	06/01/13	5,560
2,501,628	4.500	08/01/13	2,452,342
13,229,676	4.500	09/01/13	12,981,473
7,137,434	4.000	11/01/13	6,908,578
5,409	5.500	12/01/13	5,382
59,191	6.000	01/01/14	59,454
189,358	6.000	03/01/14	190,198
25,249	5.500	04/01/14	24,820
1,252,153	4.000	01/01/15	1,205,430
615,891	4.500	01/01/15	601,210
4,337	8.500	09/01/15	4,636
253,915	8.500	10/01/15	271,417
41,545	8.500	12/01/15	44,319
7,085	5.500	04/01/16	7,035
59,150	5.500	07/01/16	58,733
11,082	5.500	11/01/16	11,004
1,455,810	5.500	01/01/17	1,445,546
34,481	5.500	02/01/17	34,238
15,818	5.500	04/01/17	15,695
86,031	5.500	10/01/17	85,361
10,938	5.500	11/01/17	10,853
67,174	5.500	01/01/18	66,650
136,680	5.500	02/01/18	135,594
435,218	5.500	03/01/18	431,826

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$57,391	5.500%	04/01/18	$56,925
67,087	5.500	06/01/18	66,529
1,117,035	5.500	07/01/18	1,108,072
502,225	5.500	08/01/18	498,195
854,610	5.500	09/01/18	847,752
35,297	5.500	10/01/18	35,003
2,344,394	5.500	12/01/18	2,327,762
4,872,437	5.500	01/01/19	4,838,010
103,097	5.500	03/01/19	102,093
2,458,772	5.500	05/01/19	2,441,419
51,098	5.500	08/01/19	50,798
170,323	7.000	11/01/19	177,319
36,393	5.500	03/01/20	36,109
861,983	5.500	06/01/20	855,265
144,735	8.000	02/01/31	151,294
3,860,848	6.000	03/01/33	3,844,915
6,728,751	6.500	04/01/33	6,844,056

			69,867,858

GNMA — 0.3%
25,238	6.500	06/15/08	25,336
9,422	6.500	07/15/08	9,459
41,419	6.500	08/15/08	41,578
22,160	6.500	09/15/08	22,245
5,794	6.500	10/15/08	5,817
1,436	6.500	11/15/08	1,442
6,403	9.000	12/15/08	6,524
2,736	6.500	01/15/09	2,762
9,662	9.000	01/15/09	10,018
383	6.500	03/15/09	385
1,699	6.500	04/15/09	1,716
23,850	6.500	05/15/09	24,077
4,200	6.500	07/15/09	4,240
6,855	6.500	11/15/09	6,920
3,591	9.000	01/15/10	3,784
35,678	9.000	07/15/12	38,288
1,950,289	5.500	07/15/20	1,935,218
87,387	4.750	02/20/34	87,178

			2,226,987

TOTAL MORTGAGE-BACKED OBLIGATIONS			$423,194,450

Agency Debentures — 15.4%
FHLB
$15,000,000	3.923	%(a)	09/07/07	$14,987,495
21,500,000	4.000		12/03/07	21,359,006
39,000,000	4.800		05/02/08	38,884,053
7,000,000	3.790		11/28/08	6,894,580
FHLMC
5,000,000	3.500		04/15/08	4,940,955
19,000,000	4.480		09/19/08	18,897,009
FNMA
10,000,000	3.550		11/16/07	9,948,610
9,700,000	3.650		11/30/07	9,646,970
6,500,000	4.000	(d)	01/20/09	6,412,562
Small Business Administration
322,942	7.200		06/01/17	333,455

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — (continued)
Small Business Administration — (continued)
$591,469	6.300%	05/01/18	$603,365
656,267	6.300	06/01/18	669,588

TOTAL AGENCY DEBENTURES			$133,577,648

U.S. Treasury Obligations(e) — 9.9%
United States Treasury Bonds
$4,300,000	4.500%	02/15/36	$4,020,500
United States Treasury Inflation Protected Securities
4,411,920	2.375	01/15/25	4,359,872
2,061,920	2.375	01/15/27	2,041,301
United States Treasury Notes
71,000,000	4.875	08/15/09	71,395,464
4,100,000	4.500	02/15/16	4,021,522

TOTAL U.S. TREASURY OBLIGATIONS			$85,838,659

Repurchase Agreement(f) — 24.6%
Joint Repurchase Agreement Account II
$214,400,000	5.301%	08/01/07	$214,400,000
Maturity Value: $214,431,570

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$857,010,757

Shares	Description	Interest Rate	Value
Securities Lending Collateral(a) — 5.3%
46,508,095	Securities Lending Quality Trust	5.250%	$46,508,095

TOTAL INVESTMENTS — 103.8%			$903,518,852

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%			(32,827,626)

NET ASSETS — 100.0%			$870,691,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(b) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Security is issued with a zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(e) All or a portion of security is on loan.

(f) Joint repurchase agreement was entered into on July 31, 2007. Additional information appears in the Notes to the Schedule of Investments Section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	320	September 2007	$75,780,000	$(52,591)
Eurodollars	(303)	December 2007	(71,890,538)	(54,999)
Eurodollars	554	March 2008	131,658,100	(71,309)
Eurodollars	790	June 2008	187,911,375	258,064
Eurodollars	200	September 2008	47,582,500	209,320
Eurodollars	200	December 2008	47,572,500	206,820
Eurodollars	200	March 2009	47,550,000	199,320
U.S. Treasury Bonds	131	September 2007	14,418,188	178,301
2 Year U.S. Treasury Notes	1,249	September 2007	255,966,938	1,000,972
5 Year U.S. Treasury Notes	318	September 2007	33,539,063	121,669
10 Year U.S. Treasury Notes	(926)	September 2007	(99,472,656)	(288,223)

TOTAL			$670,615,469	$1,707,344

INTEREST RATE SWAP CONTRACTS — At July 31, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

JPMorgan Securities, Inc.	$55,000	02/17/11	3 month LIBOR	5.091%	$—	$(505,540)
Bank of America Securities LLC(a)	8,100	12/19/12	5.000%	3 month LIBOR	(100,736)	3,075
Bank of America Securities LLC(a)	30,200	12/19/12	3 month LIBOR	5.000	892,450	(528,330)
Bear Stearns & Co., Inc.(a)	16,600	12/19/12	5.000	3 month LIBOR	(223,292)	23,146
Deutsche Bank Securities, Inc.(a)	8,300	12/19/12	5.000	3 month LIBOR	(111,914)	11,841
JPMorgan Securities, Inc.(a)	38,100	12/19/12	3 month LIBOR	5.000	1,006,414	(547,043)
Bear Stearns & Co., Inc.(a)	19,200	12/19/14	5.000	3 month LIBOR	(484.951)	—
JPMorgan Securities, Inc.(a)	115,200	12/19/14	5.000	3 month LIBOR	(4,652,931)	2,046,758
JPMorgan Securities, Inc.	50,000	03/07/16	3 month LIBOR	5.183	—	300,252
Bear Stearns & Co., Inc.(a)	6,700	12/19/37	5.250	3 month LIBOR	(466,035)	34,719

TOTAL					$(4,140,995)	$838,878

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to July 31, 2007.

LIBOR — London Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At July 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$917,352,368

Gross unrealized gain	3,261,925
Gross unrealized loss	(17,095,441)

Net unrealized security gain	$(13,833,516)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Portfolio securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine the current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. In addition, the Funds credit exposure is allocated to all underlying repurchase counterparties on a pro-rata basis. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

At July 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Enhanced Income	$113,900,000

Ultra-Short Duration Government	87,900,000

Short Duration Government	214,400,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	5.29%	08/01/07	$1,000,146,945

Barclays Capital PLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Bear Stearns	750,000,000	5.31	08/01/07	750,110,625

Citigroup Global Markets, Inc.	1,500,000,000	5.30	08/01/07	1,500,220,833

Credit Suisse First Boston LLC	1,500,000,000	5.30	08/01/07	1,500,220,833

Deutsche Bank Securities, Inc.	1,876,300,000	5.31	08/01/07	1,876,576,755

Greenwich Capital Markets	1,000,000,000	5.31	08/01/07	1,000,147,500

Merrill Lynch Capital Markets	1,000,000,000	5.30	08/01/07	1,000,147,222

UBS Securities LLC	1,500,000,000	5.29	08/01/07	1,500,220,417

Wachovia Bank	250,000,000	5.31	08/01/07	250,036,875

TOTAL	$11,876,300,000			$11,878,048,838

At July 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.550% to 5.770%, due 10/21/13 to 12/26/36; Federal Home Loan Bank, 4.750% to 5.375%, due 06/14/13 to 08/15/19; Federal Home Loan Mortgage Association, 3.500% to 11.500%, due 01/01/08 to 07/01/47; Federal National Mortgage Association, 3.500% to 11.500%, due 10/01/07 to 08/01/47; Government National Mortgage Association, 4.000% to 8.000%, due 11/15/17 to 07/15/37. The aggregate market value of the collateral, including accrued interest, was $12,161,334,140.

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

GOLDMAN SACHS SHORT DURATION TAXABLE FIXED INCOME FUNDS

Schedule of Investments (continued)

July 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Securities Lending — The Funds may lend their securities through an agreement with their custodian, State Street Bank and Trust Company (“SSB”). In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Funds invest the cash collateral received in connection with securities lending transactions in the Securities Lending Quality Trust, a New Hampshire investment trust. The Securities Lending Quality Trust is exempt from registration under Section 3 (c)(7) of the Act and is managed by State Street Global Advisors (“SSgA”). The Securities Lending Quality Trust is managed consistently with the objectives of providing liquidity and preserving capital while investing in high-quality instruments and offering competitive returns. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and SSB receive compensation relating to the lending of the Funds’ securities.

Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Futures contracts, swap contracts, written options, mortgage dollar rolls and when-issued securities represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following types of swaps;

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	October 1, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	October 1, 2007

* Print the name and title of each signing officer under his or her signature.